INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Amortizable Intangible Assets

As of December 31, 2013 and 2014, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2013	2014
Cost:
Customer relationships	$9,640	$24,856
Patents	359	359
Trade names	2,367	3,179
Non-compete agreements	77	76
Software	10,726	11,643

Total	$23,169	$40,113

Accumulated amortization:
Customer relationships	(9,343)	(9,564)
Patents	(152)	(408)
Trade names	(208)	(321)
Non-compete agreements	(33)	(48)
Software	(6,305)	(6,752)

Total	(16,041)	(17,093)

Intangible assets, net	$7,128	$23,020

Estimated Amortization Expense of Intangible Assets for Future Years

The following table presents the total estimated amortization expense for intangible assets for future years:

Year	Total
2015	$2,555
2016	2,350
2017	2,267
2018	2,143
2019	2,020
Thereafter	11,685

Total	$23,020